Group entities - Disclosure of Group entities (Details)		12 Months Ended
	Feb. 26, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest		100.00%	100.00%	100.00%
TFG Marine Pte Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in associate		10.00%
Tankers Agencies (UK) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Cleanergy Solutions (Namibia) Pty Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Bari Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Bastia Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture				50.00%
be HYDRO bv
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Cleanergy Solutions (Namibia) (Pty) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		49.00%	49.00%
FRS Windcat Offshore Logistics GmbH
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%
FRS Windcat Offshore Logistics Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%
FRS Windcat Polska Sp.z.o.o
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%
JPN H2Ydro CO. Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%
TSM Windcat sas
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%
United Freight Carriers LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%
Euronav Shipping NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav Luxembourg SA
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav SAS
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav Ship Management SAS
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav Ship Management Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Euronav Hong Kong Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav Singapore Pte. Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Green Bulker One Pte Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Green Bulker Two Pte Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Green Bulker Three Pte Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Euronav MI II Inc
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Maritime Management LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
TI Asia Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
CMB TECH Namibia (Pty) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
CMB.TECH Namibia Properties (Pty) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
CMB.TECH Belgium NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
CMB.TECH Industry NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
CMB.TECH International NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
CMB.TECH Netherlands BV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
CMB.TECH Enterprises NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
CMB.TECH Technology and development centre Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
CTV Crewing Services Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
H2 Infra NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ammonia Carrier AS
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Windcat Workboats (Ireland) Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Windcat Workboats (Scotland) Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Windcat Workboats (Wales) CYF
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Windcat Workboats 2 Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Windcat Workboats BV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Windcat Workboats Holdings Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Windcat Workboats International BV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Windcat Workboats International Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Windcat Workboats Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
CMB.TECH Bermuda Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Golden Ocean Group Management (Bermuda) Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%
CMB.TECH Norway AS
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Golden Ocean Trading Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Golden Ocean Shipping Co Pte Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Vessel owning entities
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Golden Ocean Holdings Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%